Accounts Receivable, Net	6 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 5 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	June 30, 2024	December 31, 2024
	HKD	HKD	US$
Accounts receivable	$17,230,362	$12,993,537	$1,672,765
Less: provision for credit losses	(99,775)	(110,793)	(14,263)
Accounts receivable, net	$17,130,587	$12,882,744	$1,658,502

Provision for credit losses provided for the six months ended December 31, 2024 and 2023 amounted to HKD11,018 (US$1,418) and HKDNil, respectively.